Basis of Presentation and Significant Accounting Policies - Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Standard product warranty period	12 months
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	$ 204	$ 196
Charges to cost of revenues	279	351
Applied to liability	(286)	(343)
Balance at end of year	$ 197	$ 204